Average Annual Total Returns - Direxion Daily SP 500 Bear 3X Shares	Direxion Daily S&P 500® Bear 3X Shares 1 Year	Direxion Daily S&P 500® Bear 3X Shares 5 Years	Direxion Daily S&P 500® Bear 3X Shares 10 Years	Direxion Daily S&P 500® Bear 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily S&P 500® Bear 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily S&P 500® Bear 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily S&P 500® Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily S&P 500® Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily S&P 500® Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(70.44%)	(45.70%)	(42.99%)	(70.44%)	(45.79%)	(43.03%)	(41.70%)	(22.79%)	(13.27%)	18.40%	15.22%	13.88%